Note 8 - Income Tax Provision - A reconciliation of the federal statutory income tax rate and the effective income tax rate (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Federal statutory income tax rate	34.00%	34.00%
Change in valuation allowance on net operating loss carry-forwards	(34.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%